Selling, general and administrative expenses - Schedule of Selling, General and Administrative Expenses (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Distribution expenses	SFr (84.7)	SFr (85.3)	SFr (167.9)	SFr (164.9)
Selling expenses	(81.1)	(60.8)	(151.6)	(121.5)
Marketing expenses	(118.8)	(89.7)	(228.0)	(170.5)
Share-based compensation	(12.2)	(10.9)	(33.5)	(25.5)
General and administrative expenses	(139.5)	(121.3)	(272.2)	(243.9)
Selling, general and administrative expenses	SFr (436.3)	SFr (368.0)	SFr (853.2)	SFr (726.3)